FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         March 31, 2006

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):          [   ] is a restatement.
                                                 [   ] adds new holding
                                                       entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No:        28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald Sadoff
Title:            Managing Member
Phone:            (414) 352-8460
Signature, Place, and Date of Signing:


/s/ Ronald Sadoff     Milwaukee, Wisconsin    4/24/06
------------------    --------------------   ---------
    (Signature)           (City/State)         (Date)

Report Type (Check only one.):

[ X ]       13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[   ]       13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]       13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            59

Form 13F Information Table Value Total:     $ 274,364
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE






                                          SADOFF INVESTMENT MANAGEMENT LLC
                                                      FORM 13F
                                                     31-Mar-06

                                                                                                  Voting Authority
                                                                                                  ----------------
                               Title of                 Value     Shares/ Sh/ Put/ Invstmt Other
Name of Issuer                 class          CUSIP     (x $1000) Prn Amt Prn Call Dscretn Mgrs  Sole    Shared None
------------------------       ------------   --------- --------- ------- --- ---- ------- ----  ------- ------ ----
BAUSCH & LOMB INC.             COM            071707103     7,666 120,350 SH       Sole          120,350
BIOMET INC.                    COM            090613100     5,285 148,795 SH       Sole          148,795
BROWN SHOE CO.                 COM            115736100    12,859 245,026 SH       Sole          245,026
BURLINGTON NORTHERN            COM            12189T104    12,054 144,650 SH       Sole          144,650
C.R. BARD INC.                 COM            067383109    12,202 179,947 SH       Sole          179,947
CATERPILLAR INC.               COM            149123101    12,073 168,120 SH       Sole          168,120
CHEMTURA CORP.                 COM            163893100     5,398 458,261 SH       Sole          458,261
CITIZENS BANKING               COM            174420109       215   8,000 SH       Sole            8,000
CRANE COMPANY                  COM            224399105     6,441 157,050 SH       Sole          157,050
CSX CORPORATION                COM            126408103     8,760 146,495 SH       Sole          146,495
CUMMINS INC.                   COM            231021106    10,253  97,550 SH       Sole           97,550
DOW CHEMICAL                   COM            260543103     5,814 143,198 SH       Sole          143,198
EATON CORP.                    COM            278058102     9,280 127,170 SH       Sole          127,170
EATON VANCE INSURED MUNI       COM            27827X101     1,093  73,800 SH       Sole           73,800
EXELON CORPORATION             COM            30161N101       434   8,202 SH       Sole            8,202
EXXON MOBIL CORP.              COM            30231G102       599   9,840 SH       Sole            9,840
FEDERATED STORES               COM            31410H101     6,469  88,619 SH       Sole           88,619
FOOT LOCKER INC.               COM            344849104     4,830 202,253 SH       Sole          202,253
GENERAL ELEC CO.               COM            369604103       394  11,316 SH       Sole           11,316
GENERAL MILLS                  COM            370334104    11,808 232,986 SH       Sole          232,986
HERSHEY COMPANY                COM            427866108     2,584  49,477 SH       Sole           49,477
IDEX CORP                      COM            45167R104     9,413 180,428 SH       Sole          180,428
JC PENNEY                      COM            708160106    12,726 210,660 SH       Sole          210,660
KELLOGG CO.                    COM            487836108    13,273 301,379 SH       Sole          301,379
LUCENT TECHNOLOGIES            COM            549463107        55  17,996 SH       Sole           17,996
MARSHALL & ILSLEY              COM            571834100       270   6,200 SH       Sole            6,200
MCCORMICK & CO.                COM            579780206    10,236 302,304 SH       Sole          302,304
MEDTRONIC INC.                 COM            585055106       222   4,375 SH       Sole            4,375
MICROSOFT                      COM            594918104       233   8,559 SH       Sole            8,559
MORGAN STANLEY                 INSD MUN TR    61745P866     1,016  71,600 SH       Sole           71,600
MOTOROLA INC.                  COM            620076109     1,340  58,506 SH       Sole           58,506
MSDW QUALITY MUNI INCOME       QUALT MUN INCM 61745P734       663  45,600 SH       Sole           45,600
MUNIYIELD INSURED              COM            62630E107     1,122  76,396 SH       Sole           76,396
MUNIYIELD QUALITY FUND         COM            626302103       380  26,300 SH       Sole           26,300
NIKE INC.                      COM            654106103    10,532 123,764 SH       Sole          123,764
NORDSTROM INC.                 COM            655664100    13,656 348,541 SH       Sole          348,541
NORFOLK SOUTHERN               COM            655844108    12,052 222,900 SH       Sole          222,900
NUVEEN INSD DIVID ADVANTAGE MU COM            67071L106       504  33,900 SH       Sole           33,900
NUVEEN INSURED MUNI OPPORTUNIT COM            670984103     1,203  80,096 SH       Sole           80,096
NUVEEN INSURED PREMIUM MUNI    COM            6706D8104       646  49,700 SH       Sole           49,700
NUVEEN INSURED QUALITY MUNI    COM            67062N103       501  33,450 SH       Sole           33,450
PEPSICO                        COM            713448108       203   3,515 SH       Sole            3,515
PROCTER & GAMBLE               COM            742718109       364   6,319 SH       Sole            6,319
PROGRESS ENERGY                COM            743263105       872  19,821 SH       Sole           19,821
RPM INTL INC.                  COM            749685103     3,673 204,725 SH       Sole          204,725
SAKS INC.                      COM            79377W108     4,512 233,795 SH       Sole          233,795
SMUCKERS JM                    COM            832696405     5,228 131,698 SH       Sole          131,698
SOUTHERN CO.                   COM            842587107       501  15,289 SH       Sole           15,289
ST JUDE MEDICAL                COM            790849103    10,470 255,358 SH       Sole          255,358
STRIDE RITE CORP.              COM            863314100       670  46,264 SH       Sole           46,264
TOYOTA MOTOR CORP.             SP ADR REP2COM 892331307       218   2,000 SH       Sole            2,000
UNION PACIFIC CORP.            COM            907818108     5,932  63,550 SH       Sole           63,550
VARIAN MEDICAL                 COM            92220P105     7,065 125,808 SH       Sole          125,808
WALGREENS                      COM            931422109       219   5,072 SH       Sole            5,072
WELLPOINT INC.                 COM            94973V107       457   5,900 SH       Sole            5,900
WELLS FARGO & COMPANY          COM            949746101       200   3,136 SH       Sole            3,136
WISCONSIN ENERGY               COM            976657106       529  13,217 SH       Sole           13,217
WPS RESOURCES                  COM            92931B106       301   6,118 SH       Sole            6,118
WRIGLEY WM JR CO.              COM            982526105     6,396  99,942 SH       Sole           99,942
REPORT SUMMARY                  59                        274,364
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